Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	SFr 127.2	SFr 93.6
Additions	69.2	65.1
Disposals	(1.2)	(0.7)
Impairment	(0.8)
Depreciation	(38.2)	(33.1)
Exchange difference	(7.4)	2.3
Property, plant and equipment at the end of period	148.8	127.2
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	71.7	49.6
Additions	34.2	35.1
Disposals	(0.3)	(0.5)
Impairment	(0.5)
Depreciation	(18.3)	(14.1)
Exchange difference	(5.0)	1.5
Property, plant and equipment at the end of period	81.7	71.7
Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4.3	6.1
Additions	0.6	0.9
Disposals	(0.4)	0.0
Impairment	0.0
Depreciation	(1.9)	(2.9)
Exchange difference	(0.3)	0.2
Property, plant and equipment at the end of period	2.3	4.3
Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	11.8	9.4
Additions	24.1	10.7
Disposals	(0.1)	0.0
Impairment	0.0
Depreciation	(10.1)	(8.4)
Exchange difference	0.0	0.0
Property, plant and equipment at the end of period	25.7	11.8
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	24.1	16.5
Additions	6.8	11.2
Disposals	(0.4)	(0.2)
Impairment	(0.2)
Depreciation	(4.3)	(4.0)
Exchange difference	(1.6)	0.6
Property, plant and equipment at the end of period	24.5	24.1
Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	15.4	11.9
Additions	3.5	7.2
Disposals	(0.1)	(0.1)
Impairment	0.0
Depreciation	(3.7)	(3.6)
Exchange difference	(0.5)	0.0
Property, plant and equipment at the end of period	14.6	15.4
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	201.2	134.5
Property, plant and equipment at the end of period	251.6	201.2
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	97.3	61.2
Property, plant and equipment at the end of period	124.0	97.3
Cost | Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	14.9	13.6
Property, plant and equipment at the end of period	11.3	14.9
Cost | Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	32.4	21.7
Property, plant and equipment at the end of period	53.3	32.4
Cost | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	31.5	19.9
Property, plant and equipment at the end of period	35.7	31.5
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	25.0	18.1
Property, plant and equipment at the end of period	27.3	25.0
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(74.0)	(41.0)
Property, plant and equipment at the end of period	(102.8)	(74.0)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(25.7)	(11.6)
Property, plant and equipment at the end of period	(42.3)	(25.7)
Accumulated depreciation | Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(10.6)	(7.5)
Property, plant and equipment at the end of period	(9.0)	(10.6)
Accumulated depreciation | Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(20.7)	(12.3)
Property, plant and equipment at the end of period	(27.7)	(20.7)
Accumulated depreciation | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7.4)	(3.4)
Property, plant and equipment at the end of period	(11.2)	(7.4)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(9.6)	(6.2)
Property, plant and equipment at the end of period	SFr (12.7)	SFr (9.6)